NOTE 9 - INCOME TAX (Details)	9 Months Ended
May 31, 2019
Disclosure Text Block [Abstract]
Tax rate description	The standard corporate tax rate is 24%, while the rate for resident small and medium-sized companies (i.e. companies incorporated in Malaysia with paid-up capital of MYR 2.5 million or less and that are not part of a group containing a companying exceeding this capitalization threshold) is 17% (reduced from 18%, effective 2019) on the first MYR 500,000 (approximately $120,907), with the balance being tax at the 24% rate.